Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)(4)	Net Sales ($)(5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2024	1,415,743	348,246	142,476	107,476	60.40	8,484,379
2023	5,353,042	374,470	224,903	210,079	149.75	1,529,632
2022	3,363,667	299,922	627,929	181,785	41.12	116,502

Named Executive Officers, Footnote [Text Block]
(1)	Steven Rossi

	2024($)		2023($)		2022 ($)
Options Repricing	40,300	(1.1)	-		-
RSU (160,000)	-		-		3,040,000	(1.6)
Options (355,000)	-		5,811,950	(1.4)	-
Salary	348,246	(1.2)	374,470	(1.5)	299,922	(1.7)
Total Compensation	538,546	(1.1)(1.2)(1.3)	6,186,420	(1.4)(1.5)	3,363,667	(1.6)(1.7)(1.8)
Total Actual Paid	348,246	(1.2)	374,470	(1.5)	299,922	(1.6)

(1.1)	On July 26, 2024, the exercise price of certain stock options was updated. The incremental fair values at the date of modification were $10,500 and $29,800 for 5,000 non-qualified stock options (“NQSOs”) granted on July 21, 2023 and 10,000 NQSOs granted on August 6, 2021, respectively. The remaining stock options with updated exercise prices did not have an incremental fair value.
(1.2)	Steven Rossi’s gross salary in 2024 was $187,000 ($256,085 CAD), which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $159,527 in consulting fees. He also received contributions towards health, dental, and vision coverage equaling $1,719 ($2,354 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2024 average exchange rate of 0.730228.
(1.3)	During the year ended December 31, 2024, Steven Rossi earned a $150,000 bonus that was accrued and later paid out during 2025.
(1.4)	On May 1, 2023, we granted Steven Rossi 200,000 NQSOs with a fair value per option of $17.38 and a vesting schedule based on market capitalization, of which 20% has vested as of December 31, 2024. On July 21, 2023, we granted Steven Rossi 5,000 NQSOs with a fair value per option of $35.79 to be vested 50% one year from grant date and 50% two years from grant date. On October 31, 2023, we granted Steven Rossi 150,000 incentive stock options (“ISOs”) with a fair value per option of $14.38 to be vested upon completion of revenue milestones, of which 20% has vested as of December 31, 2024.
(1.5)	Steven Rossi’s gross salary in 2023 was $327,998 ($442,615 CAD), which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $45,786 ($61,786 CAD) in vacation payouts accrued prior to 2023. He also received contributions towards health, dental, and vision coverage equaling $686 ($926 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2023 average exchange rate of 0.741045.
(1.6)	On November 11, 2022, we granted Steven Rossi 160,000 RSAs with a fair value per unit of $19.00 and a vesting schedule based on performance milestones.
(1.7)	Steven Rossi’s gross salary in 2022 was $298,943 ($404,888 CAD), and he received contributions towards health, dental, and vision coverage equaling $979 ($1,326 CAD) in the same year. The payments were made in CAD, which was converted to USD using the exchange rate of 0.738334 at December 31, 2022.
(1.8)	Steven Rossi accrued $23,745 ($32,160 CAD) in unused vacation during 2022, which was paid out to Steven Rossi during 2023.

(2)	Forbes Andersen (for Mike Johnston)

	2024 ($)		2023($)		2022($)
Total Compensation	70,000	(2.1)	177,531	(2.2)(2.3)	-
Total Actual Paid	-		147,882	(2.3)	97,712	(2.4)

(2.1)	We accrued $70,000 in unpaid billing related to services performed by UHY Forbes Anderson, an accounting firm based in Ontario, Canada and managed by Worksport’s Chief Financial Officer, Michael Johnston, during the year ended December 31, 2024.
(2.2)	We accrued $29,649 in unpaid billing related to services performed by UHY Forbes Anderson during the year ended December 31, 2023.
(2.3)	We paid UHY Forbes Anderson $147,882 ($199,559 CAD) during the year ended December 31, 2023. The payments were made in CAD and were converted to USD using the 2023 average exchange rate of 0.741045.
(2.4)	We paid UHY Forbes Anderson $97,712 ($132,341 CAD) during the year ended December 31, 2022. The payments were made in CAD and were converted to USD using the exchange rate of 0.738334 at December 31, 2022.

(3)	Lorenzo Rossi

	2024 ($)		2023($)		2022($)
Salary	214,952	(3.1)	272,275	(3.3)	265,858	(3.4)
Total Compensation	272,440	(3.1)(3.2)	272,275	(3.3)	1,255,858	(3.4)(3.5)
Total Actual Paid	214,952	(3.1)	272,275	(3.3)	265,858	(3.4)

(3.1)	Lorenzo Rossi’s gross compensation in 2024 was $211,814 ($290,065 CAD). He additionally received contributions towards health, dental, and vision coverage equaling $3,138 ($4,297 CAD) in the same year. The payments were made in CAD, which was converted to USD using the 2024 average exchange rate of 0.730228.
(3.2)	We accrued 57,488 USD ($78,726 CAD) in compensation for Lorenzo Rossi during the year ended December 31, 2024 that was later paid to him in 2025. The deferred compensation was tracked in CAD, which was converted to USD using the 2024 average exchange rate of 0.730228.
(3.3)	Lorenzo Rossi’s gross compensation in 2023 was $270,824 ($365,462 CAD). He additionally received contributions towards health, dental, and vision coverage equaling $1,451 ($1,958 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2023 average exchange rate of 0.741045.
(3.4)	Lorenzo Rossi’s gross compensation in 2022 was $265,858 ($360,078 CAD). The payments were made in CAD, which were converted to USD using the exchange rate of 0.738334 at December 31, 2022.
(3.5)	On November 11, 2022, we granted Lorenzo Rossi 30,000 PSUs with a fair value per unit of $33.00.

(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return

●	Net TSR for 2024 equals Closing Price of WKSP on the last trading day of 2024 minus Closing Price of WKSP on last trading day of 2023 divided by Closing Price of WKSP on last trading day of 2023.

○	$9.00 (12/31/2024) – $14.90 (12/31/2023) / $14.90 = -0.395973

●	Total Value of $100 = 100 (1 + -0.395973) = $60.40

(5)	For the year ended December 31, 2024, revenues from our entire line of products was $8,484,379, as compared to $1,529,632 for the year ended December 31, 2023. The year-over-year sales increased by approximately 4,547%. Revenue increased for the year ended December 31, 2024, compared to the prior year due to our increased production and online marketing of domestic manufacturing of premium tonneau covers.

Salary	[1]	$ 348,246		$ 374,470		$ 299,922
Non-PEO NEO Average Total Compensation Amount	[2],[3]	142,476		224,903		627,929
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 107,476		210,079		181,785
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Disclosure of Relationship Between Performance Measures and Executive Compensation

The PEO’s salary between 2023 and 2024 decreased by 7.0%, which largely reflects the payout of accrued but unused vacation in 2023. During the same period, the stock price of the Company decreased 39.6%, and the Company stock was subject to high volatility, going from $14.9 at the start of the year to $9.0 by December 31, 2023.

The Company’s net sales increased 4,547% in Fiscal Year 2024 and increased 1,213% in Fiscal Year 2023. Compensation for our named executive officers decreased by 16.1% during the period of 2023 – 2024. The Company believes that the compensation paid to its PEO and NEOs in Fiscal Year 2023 and 2024 was below the current industry standard. The decrease in compensation for NEOs was primarily due to the internalizing of accounting processes and the lowered reliance on services from UHY Forbes Anderson.

Total Shareholder Return Amount	[4]	$ 60.40		149.75		41.12
Net Income (Loss) Attributable to Parent	[5]	8,484,379		1,529,632		116,502
PEO [Member]
Pay vs Performance Disclosure [Table]
Salary	[1]	1,415,743		5,353,042		3,363,667
Steven Rossi [Member]
Pay vs Performance Disclosure [Table]
Salary		538,546	[6],[7],[8]	6,186,420	[9],[10]	3,363,667	[11],[12],[13]
Salary		$ 348,246	[8]	$ 374,470	[10]	299,922	[11]
PEO Name		Steven Rossi		Steven Rossi
Steven Rossi [Member] | Option Repricing [Member]
Pay vs Performance Disclosure [Table]
Salary		$ 40,300	[7]
Steven Rossi [Member] | Restricted Stock Units (RSUs) [Member]
Pay vs Performance Disclosure [Table]
Salary						3,040,000	[11]
Steven Rossi [Member] | Share-Based Payment Arrangement, Option [Member]
Pay vs Performance Disclosure [Table]
Salary				5,811,950	[9]
Steven Rossi [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Salary		348,246	[8]	374,470	[10]	299,922	[13]
Forbes Andersen For Mike Johnston [Member]
Pay vs Performance Disclosure [Table]
Salary		70,000	[14]	177,531	[15],[16]
Salary				$ 147,882	[16]	97,712	[17]
PEO Name		Forbes Andersen (for Mike Johnston)		Forbes Andersen (for Mike Johnston)
Lorenzo Rossi [Member]
Pay vs Performance Disclosure [Table]
Salary		$ 272,440	[18],[19]	$ 272,275	[20]	1,255,858	[21],[22]
Salary		$ 214,952	[18]	$ 272,275	[20]	265,858	[21]
PEO Name		Lorenzo Rossi		Lorenzo Rossi
Lorenzo Rossi [Member] | Salary [Member]
Pay vs Performance Disclosure [Table]
Salary		$ 214,952	[18]	$ 272,275	[20]	$ 265,858	[21]

[1]	Steven Rossi
[2]	Forbes Andersen (for Mike Johnston)
[3]	Lorenzo Rossi
[4]	Value of Initial Fixed $100 Investment Based On Total Shareholder Return
[5]	For the year ended December 31, 2024, revenues from our entire line of products was $8,484,379, as compared to $1,529,632 for the year ended December 31, 2023. The year-over-year sales increased by approximately 4,547%. Revenue increased for the year ended December 31, 2024, compared to the prior year due to our increased production and online marketing of domestic manufacturing of premium tonneau covers.
[6]	During the year ended December 31, 2024, Steven Rossi earned a $150,000 bonus that was accrued and later paid out during 2025.
[7]	On July 26, 2024, the exercise price of certain stock options was updated. The incremental fair values at the date of modification were $10,500 and $29,800 for 5,000 non-qualified stock options (“NQSOs”) granted on July 21, 2023 and 10,000 NQSOs granted on August 6, 2021, respectively. The remaining stock options with updated exercise prices did not have an incremental fair value.
[8]	Steven Rossi’s gross salary in 2024 was $187,000 ($256,085 CAD), which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $159,527 in consulting fees. He also received contributions towards health, dental, and vision coverage equaling $1,719 ($2,354 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2024 average exchange rate of 0.730228.
[9]	On May 1, 2023, we granted Steven Rossi 200,000 NQSOs with a fair value per option of $17.38 and a vesting schedule based on market capitalization, of which 20% has vested as of December 31, 2024. On July 21, 2023, we granted Steven Rossi 5,000 NQSOs with a fair value per option of $35.79 to be vested 50% one year from grant date and 50% two years from grant date. On October 31, 2023, we granted Steven Rossi 150,000 incentive stock options (“ISOs”) with a fair value per option of $14.38 to be vested upon completion of revenue milestones, of which 20% has vested as of December 31, 2024.
[10]	Steven Rossi’s gross salary in 2023 was $327,998 ($442,615 CAD), which includes his base compensation plus an 8% vacation payout per paycheck. He additionally received $45,786 ($61,786 CAD) in vacation payouts accrued prior to 2023. He also received contributions towards health, dental, and vision coverage equaling $686 ($926 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2023 average exchange rate of 0.741045.
[11]	On November 11, 2022, we granted Steven Rossi 160,000 RSAs with a fair value per unit of $19.00 and a vesting schedule based on performance milestones.
[12]	Steven Rossi accrued $23,745 ($32,160 CAD) in unused vacation during 2022, which was paid out to Steven Rossi during 2023.
[13]	Steven Rossi’s gross salary in 2022 was $298,943 ($404,888 CAD), and he received contributions towards health, dental, and vision coverage equaling $979 ($1,326 CAD) in the same year. The payments were made in CAD, which was converted to USD using the exchange rate of 0.738334 at December 31, 2022.
[14]	We accrued $70,000 in unpaid billing related to services performed by UHY Forbes Anderson, an accounting firm based in Ontario, Canada and managed by Worksport’s Chief Financial Officer, Michael Johnston, during the year ended December 31, 2024.
[15]	We accrued $29,649 in unpaid billing related to services performed by UHY Forbes Anderson during the year ended December 31, 2023.
[16]	We paid UHY Forbes Anderson $147,882 ($199,559 CAD) during the year ended December 31, 2023. The payments were made in CAD and were converted to USD using the 2023 average exchange rate of 0.741045.
[17]	We paid UHY Forbes Anderson $97,712 ($132,341 CAD) during the year ended December 31, 2022. The payments were made in CAD and were converted to USD using the exchange rate of 0.738334 at December 31, 2022.
[18]	Lorenzo Rossi’s gross compensation in 2024 was $211,814 ($290,065 CAD). He additionally received contributions towards health, dental, and vision coverage equaling $3,138 ($4,297 CAD) in the same year. The payments were made in CAD, which was converted to USD using the 2024 average exchange rate of 0.730228.
[19]	We accrued 57,488 USD ($78,726 CAD) in compensation for Lorenzo Rossi during the year ended December 31, 2024 that was later paid to him in 2025. The deferred compensation was tracked in CAD, which was converted to USD using the 2024 average exchange rate of 0.730228.
[20]	Lorenzo Rossi’s gross compensation in 2023 was $270,824 ($365,462 CAD). He additionally received contributions towards health, dental, and vision coverage equaling $1,451 ($1,958 CAD) in the same year. The payments were made in CAD, of which was converted to USD using the 2023 average exchange rate of 0.741045.
[21]	Lorenzo Rossi’s gross compensation in 2022 was $265,858 ($360,078 CAD). The payments were made in CAD, which were converted to USD using the exchange rate of 0.738334 at December 31, 2022.
[22]	On November 11, 2022, we granted Lorenzo Rossi 30,000 PSUs with a fair value per unit of $33.00.